CRUDE OIL AND NATURAL GAS SALES	12 Months Ended
Dec. 31, 2020
CRUDE OIL AND NATURAL GAS SALES
CRUDE OIL AND NATURAL GAS SALES

10) CRUDE OIL AND NATURAL GAS SALES

($ thousands)	2020	2019	2018
Crude oil and natural gas sales	$923,546	$1,572,955	$1,610,899
Royalties(1)	(186,341)	(318,149)	(318,163)
Crude oil and natural gas sales, net of royalties	$737,205	$1,254,806	$1,292,736
(1)	Royalties above do not include production taxes which are reported separately on the Consolidated Statements of Income/(Loss).

Crude oil and natural gas revenue by country and by product for the years ended December 31, 2020 and 2019 are as follows:

2020	Total revenue, net		Natural	Natural gas
($ thousands)	of royalties(1)	Crude oil(2)	gas(2)	liquids(2)	Other(3)
Canada	$96,498	$78,798	$12,307	$3,452	$1,942
United States	640,707	508,294	119,030	13,233	149
Total	$737,205	$587,092	$131,337	$16,685	$2,091

2019	Total revenue, net		Natural	Natural gas
($ thousands)	of royalties(1)	Crude oil(2)	gas(2)	liquids(2)	Other(3)
Canada	$177,299	$145,814	$21,776	$7,158	$2,551
United States	1,077,507	847,182	215,963	14,355	7
Total	$1,254,806	$992,996	$237,739	$21,513	$2,558
(1)	Royalties above do not include production taxes which are reported separately on the Consolidated Statements of Income/(Loss).
(2)	U.S. sales of crude oil and natural gas relate primarily to the Company’s North Dakota and Marcellus properties, respectively. Canadian crude oil sales relate primarily to the Company’s waterflood properties.
(3)	Includes third party processing income.

Enerplus sells the majority of its production pursuant to variable-price contracts. The transaction price for variable priced contracts is based on the commodity price, adjusted for quality, location or other factors, whereby each component of the pricing formula can be either fixed or variable, depending on the contract terms. Under the contracts, the Company is required to deliver a fixed or variable volume of crude oil, natural gas liquids or natural gas to the contract counterparty.

Crude oil, natural gas and natural gas liquids are sold under contracts of varying terms, including multi-year contracts. Revenues are typically collected in the month following production.